CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS)
Net income / (loss)	$ (56,582)	$ 13,454	$ 13,346
Other comprehensive income / (loss):
Foreign currency translation adjustment, net of nil income taxes	(3,761)	942	3,239
Total comprehensive income / (loss)	(60,343)	14,396	16,585
Less: comprehensive income attributable to non-controlling interests		325	29
Comprehensive income / (loss) attributable to LightInTheBox Holding Co., Ltd.	$ (60,343)	$ 14,071	$ 16,556